The Merger Fund VL
SCHEDULE OF INVESTMENTS
March 31, 2020 (Unaudited)

	Shares		Value
LONG INVESTMENTS - 93.97%
COMMON STOCKS - 56.14%
AEROSPACE & DEFENSE - 2.16%
United Technologies Corporation	10,305		$972,071
AIR FREIGHT & LOGISTICS - 0.88%
XPO Logistics, Inc. (a)(j)	8,100		394,875
APPLICATION SOFTWARE - 1.89%
LogMeIn, Inc.	10,186		848,290
ASSET MANAGEMENT & CUSTODY BANKS - 2.53%
Legg Mason, Inc.	23,255		1,136,007
AUTO PARTS & EQUIPMENT - 0.67%
Delphi Technologies plc (a)(b)	37,461		301,561
BIOTECHNOLOGY - 2.07%
Forty Seven, Inc. (a)	1,485		141,699
Ra Pharmaceuticals, Inc. (a)	16,438		789,188
			930,887
BROADCASTING - 0.25%
Fox Corporation Class A	1,738		41,069
Fox Corporation Class B	3,174		72,621
			113,690
BUILDING PRODUCTS - 1.56%
Masco Corporation (j)	20,300		701,771
CASINOS & GAMING - 3.20%
Caesars Entertainment Corporation (a)	84,973		574,417
The Stars Group, Inc. (a)(b)(e)(f)	43,249		861,953
			1,436,370
CHEMICALS - 1.37%
DuPont de Nemours, Inc. (e)(j)	17,001		579,734
OMNOVA Solutions, Inc. (a)	3,546		35,956
			615,690
CONSTRUCTION MACHINERY & HEAVY TRUCKS - 2.98%
WABCO Holdings, Inc. (a)	9,925		1,340,371
ELECTRIC UTILITIES - 0.62%
El Paso Electric Company	4,118		279,859
ELECTRONIC EQUIPMENT & INSTRUMENTS - 0.47%
Fitbit, Inc. Class A (a)(j)	31,591		210,396
ENVIRONMENTAL & FACILITIES SERVICES - 0.77%
Advanced Disposal Services, Inc. (a)(e)	10,478		343,678
HEALTH CARE EQUIPMENT - 3.79%
Wright Medical Group N.V. (a)(b)(e)	59,493		1,704,474
INSURANCE BROKERS - 2.01%
Willis Towers Watson plc (b)	5,321		903,772
INTEGRATED TELECOMMUNICATION SERVICES - 0.14%
Cincinnati Bell, Inc. (a)	4,174		61,107
INTERACTIVE MEDIA & SERVICES - 0.96%
IAC/InterActiveCorp (a)(e)(j)	2,400		430,152
INVESTMENT BANKING & BROKERAGE - 5.30%
E*TRADE Financial Corporation	34,505		1,184,212
TD Ameritrade Holdings Corporation	34,543		1,197,260
			2,381,472
LIFE & HEALTH INSURANCE - 0.03%
Genworth Financial, Inc. Class A (a)	4,159		13,808
LIFE SCIENCES TOOLS & SERVICES - 0.13%
Qiagen N.V. (a)(b)	1,447		60,195
MOVIES & ENTERTAINMENT - 0.00%
Akazoo S.A. (a)(b)	529		1,481
OIL & GAS REFINING & MARKETING - 0.14%
Marathon Petroleum Corporation (j)	2,700		63,774
OIL & GAS STORAGE & TRANSPORTATION - 1.42%
Tallgrass Energy LP Class A	38,782		638,352
OTHER DIVERSIFIED FINANCIAL SERVICES - 0.52%
FGL Holdings (b)	23,674		232,005
PHARMACEUTICALS - 0.49%
Allergan plc (b)	1,245		220,490
REGIONAL BANKS - 0.31%
IBERIABANK Corporation	3,894		140,807
REITs - 2.06%
Broadmark Realty Capital, Inc.	2,814		21,161
Digital Realty Trust, Inc.	411		57,035
Taubman Centers, Inc. (j)	20,259		848,447
			926,643
SEMICONDUCTORS - 1.74%
Mellanox Technologies Ltd. (a)(b)(e)(j)	6,463		784,091
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 3.86%
Cypress Semiconductor Corporation (e)	74,242		1,731,324
SPECIALTY STORES - 4.66%
Tiffany & Company (e)	16,169		2,093,887
SYSTEMS SOFTWARE - 0.51%
Forescout Technologies, Inc. (a)	7,249		228,996
TECHNOLOGY DISTRIBUTORS - 3.50%
Anixter International, Inc. (a)	3,828		336,367
Tech Data Corporation (a)	9,465		1,238,495
			1,574,862
WIRELESS TELECOMMUNICATION SERVICES - 3.15%
Sprint Corporation (a)	162,080		1,397,129
T-Mobile USA, Inc. (a)(j)	203		17,032
			1,414,161
TOTAL COMMON STOCKS (Cost $28,565,054)			25,231,369

SPECIAL PURPOSE ACQUISITION COMPANIES - 8.65% (a)
Act II Global Acquisition Corporation Class A (b)	21,464		211,850
Allegro Merger Corporation (f)	2,503		26,131
AMCI Acquisition Corporation Class A	798		8,108
CF Finance Acquisition Corporation Class A	5,184		53,343
Collier Creek Holdings Class A (b)	11,400		116,622
Fellazo, Inc. (b)(f)	2,657		26,437
Flying Eagle Acquisition Corporation	506		5,045
Forum Merger II Corporation Class A	9,420		96,932
Gordon Pointe Acquisition Corporation (f)	21,277		227,132
Gores Holdings IV, Inc.	3,256		32,788
Graf Industrial Corporation	51,254		521,253
Grid Dynamics Holdings, Inc.	5,904		47,232
InterPrivate Acquisition Corporation	7,049		69,715
Juniper Industrial Holdings, Inc. (f)	1		10
Juniper Industrial Holdings, Inc. Class A	40,644		390,995
Legacy Acquisition Corporation Class A	32,052		332,379
Leisure Acquisition Corporation (f)	6,820		69,905
Leo Holdings Corporation Class A (b)	3,591		36,987
LGL Systems Acquisition Corporation	11,666		117,477
Megalith Financial Acquisition Corporation Class A	5,131		52,798
Monocle Acquisition Corporation	4,405		44,270
Nebula Acquisition Corporation Class A	6,526		66,239
Orisun Acquisition Corporation	2,514		25,618
Pivotal Investment Corporation II Class A	21,879		216,821
Pure Acquisition Corporation	20,450		212,476
Schultze Special Purpose Acquisition Corporation	9,007		91,151
Software Acquisition Group, Inc. (f)	8,658		87,835
Spartan Energy Acquisition Corporation Class A	9,699		98,154
Subversive Capital Acquisition Corporation Class A (b)(f)	23,657		229,236
Trident Acquisitions Corporation	9,377		101,459
Tuscan Holdings Corporation	8,621		85,951
VectoIQ Acquisition Corporation	17,487		186,062
TOTAL SPECIAL PURPOSE ACQUISITION COMPANIES (Cost $3,579,803)			3,888,411

CONTINGENT VALUE RIGHTS - 0.11% (a)(d)(g)
Alder Biopharmaceuticals, Inc.	31,310		50,096
Media General, Inc. (e)	8,397		252
TOTAL CONTINGENT VALUE RIGHTS (Cost $0)			50,348

RIGHTS - 0.06% (a)
Bristol-Myers Squibb Company	6,945		26,391
TOTAL RIGHTS (Cost $24,452)			26,391

WARRANTS - 0.14% (a)
Act II Global Acquisition Corporation Class A
Expiration: April 2024, Exercise Price: $11.50 (b)(f)	10,732		6,976
Akazoo S.A.
Expiration: December 2024, Exercise Price: $11.50 (b)(f)	2,642		819
CF Finance Acquisition Corporation Class A
Expiration: April 2025, Exercise Price: $11.50	3,888		1,944
Collier Creek Holdings Class A
Expiration: November 2023, Exercise Price: $11.50 (b)(f)	3,800		3,534
Graf Industrial Corporation
Expiration: December 2025, Exercise Price: $11.50	51,254		5,125
Grid Dynamics Holdings, Inc.
Expiration: September 2025, Exercise Price: $11.50	2,952		5,609
International General Insurance Holdings Ltd.
Expiration: March 2025, Exercise Price: $11.50 (b)	4,193		1,761
Juniper Industrial Holdings, Inc. Class A
Expiration: November 2026, Exercise Price: $11.50	20,322		11,380
KLDiscovery, Inc.
Expiration: December 2025, Exercise Price: $11.50	2,000		380
Monocle Acquisition Corporation
Expiration: June 2024, Exercise Price: $11.50	4,405		1,322
Nebula Acquisition Corporation Class A
Expiration: January 2023, Exercise Price: $11.50	2,037		2,057
Pivotal Investment Corporation II Class A
Expiration: June 2025, Exercise Price: $11.50 (f)	7,293		3,647
Repay Holdings Corporation
Expiration: July 2024, Exercise Price: $11.50	10,600		13,886
Tuscan Holdings Corporation
Expiration: April 2026, Exercise Price: $11.50	8,621		3,362
TOTAL WARRANTS (Cost $75,898)			61,802

	Principal Amount
BANK LOANS - 2.59% (f)(i)
Avaya Holdings Corporation
4.955% (3 Month U.S. LIBOR + 4.250%), 12/15/2024	$229,252		198,303
Cengage Learning Holdings II, Inc.
5.250% (3 Month U.S. LIBOR + 4.250%), 6/7/2023	201,841		162,987
McGraw-Hill Global Education Holdings LLC
5.000% (3 Month U.S. LIBOR + 4.000%), 5/4/2022	158,627		130,867
Refinitiv U.S. Holdings, Inc.
4.239% (3 Month U.S. LIBOR + 4.250%), 10/1/2025	433,210		418,227
RentPath LLC
0.000% (3 Month U.S. LIBOR + 4.750%), 12/17/2021	305,000		239,425
8.660% (1 Month U.S. LIBOR + 7.000%), 12/14/2025	14,246		13,605
TOTAL BANK LOANS (Cost $1,277,950)			1,163,414

CONVERTIBLE BONDS - 1.08% (f)(h)
NII Holdings, Inc.
4.250%, 8/15/2023	447,000		487,230
TOTAL CONVERTIBLE BONDS (Cost $464,163)			487,230

CORPORATE BONDS - 3.96% (f)
Arconic, Inc.
5.400%, 4/15/2021	109,000		108,120
CEC Entertainment, Inc.
8.000%, 2/15/2022	155,000		67,958
Cincinnati Bell, Inc.
7.000%, 7/15/2024 (h)	56,000		56,768
8.000%, 10/15/2025 (h)	181,000		187,108
EIG Investors Corporation
10.875%, 2/1/2024	112,000		96,179
Global A&T Electronics Ltd.
8.500%, 1/12/2023 (b)	100,000		81,389
Kinetic Concepts, Inc. / KCI USA, Inc.
12.500%, 11/1/2021 (h)	131,000		132,140
Nielsen Finance LLC / Nielsen Finance Company
5.000%, 4/15/2022 (h)	163,000		151,127
Refinitiv U.S. Holdings, Inc.
8.250%, 11/15/2026 (h)	405,000		428,287
Stars Group Holdings BV / Stars Group US Co-Borrower LLC
7.000%, 7/15/2026 (b)(h)	80,000		75,660
T-Mobile USA, Inc.
6.500%, 1/15/2024	145,000		148,258
6.375%, 3/1/2025	45,000		46,294
Vistra Energy Corporation
5.875%, 6/1/2023	198,000		198,984
TOTAL CORPORATE BONDS (Cost $1,965,680)			1,778,272

PURCHASED OPTION CONTRACTS - 1.06%	Contracts (100 shares per contract)	Notional Amount
PURCHASED CALL OPTIONS - 0.00% (a)
Marathon Petroleum Corporation
Expiration: April 2020, Exercise Price: $45.00	56	$132,272	280
			280
PURCHASED PUT OPTIONS - 1.06% (a)
DuPont de Nemours, Inc.
Expiration: June 2020, Exercise Price: $40.00	22	75,020	17,160
Fox Corporation Class A
Expiration: April 2020, Exercise Price: $35.00	37	87,431	42,069
IAC/InterActiveCorp
Expiration: April 2020, Exercise Price: $180.00	8	143,384	8,560
Expiration: April 2020, Exercise Price: $200.00	16	286,768	35,600
Industrial Select Sector SPDR Fund
Expiration: April 2020, Exercise Price: $53.00	36	212,436	3,852
Expiration: April 2020, Exercise Price: $57.00	30	177,030	6,000
Expiration: May 2020, Exercise Price: $58.00	24	141,624	9,240
Marathon Petroleum Corporation
Expiration: April 2020, Exercise Price: $42.50	27	63,774	50,976
Masco Corporation
Expiration: April 2020, Exercise Price: $38.00	55	190,135	19,800
Expiration: April 2020, Exercise Price: $39.00	15	51,855	6,975
Expiration: April 2020, Exercise Price: $41.00	133	459,781	85,519
Materials Select Sector SPDR Fund
Expiration: April 2020, Exercise Price: $42.00	71	319,784	8,449
Ra Pharmaceuticals, Inc.
Expiration: April 2020, Exercise Price: $40.00	1	4,801	5
SPDR S&P 500 ETF Trust
Expiration: April 2020, Exercise Price: $245.00	26	670,150	18,486
Expiration: April 2020, Exercise Price: $255.00	9	231,975	9,090
Expiration: May 2020, Exercise Price: $237.00	12	309,300	12,030
T-Mobile USA, Inc.
Expiration: May 2020, Exercise Price: $72.50	12	100,680	2,652
VanEck Vectors Semiconductor ETF
Expiration: April 2020, Exercise Price: $110.00	55	644,270	18,315
XPO Logistics, Inc.
Expiration: May 2020, Exercise Price: $40.00	28	136,500	7,280
Expiration: May 2020, Exercise Price: $70.00	53	258,375	115,540
			477,598
TOTAL PURCHASED OPTIONS (Cost $200,698)			477,878

	Shares
ESCROW NOTES - 4.97% (a)
Altaba, Inc. (f)	107,658		2,233,903
AMR Corporation (d)(g)	7,668		1,074
Sentinel Energy Services, Inc. Class B (d)(g)	37,510		206
T-Mobile USA, Inc. (d)(g)	108,000		–
TOTAL ESCROW NOTES (Cost $1,679,833)			2,235,183

SHORT-TERM INVESTMENTS - 15.21%
MONEY MARKET FUNDS - 7.58% (c)
The Government & Agency Portfolio, Institutional Share Class, 0.44%	1,205,772		1,205,772
JPMorgan U.S. Government Money Market Fund, Institutional Share Class, 0.36%	2,200,000		2,200,000
			3,405,772
	Principal Amount
U.S. TREASURY BILLS - 7.63% (e)(f)(k)
United States Treasury Bills
0.80%, 4/2/2020	$610,000		610,000
0.39%, 4/9/2020	260,000		259,998
1.53%, 4/23/2020	360,000		359,994
1.49%, 5/7/2020	430,000		429,974
1.51%, 5/21/2020	320,000		319,962
1.53%, 5/28/2020	260,000		259,958
1.47%, 7/16/2020	290,000		289,923
1.47%, 7/23/2020	260,000		259,921
1.46%, 8/6/2020	275,000		274,900
1.12%, 8/27/2020	65,000		64,971
0.27%, 9/10/2020	300,000		299,829
			3,429,430
TOTAL SHORT-TERM INVESTMENTS (Cost $6,828,967)			6,835,202
TOTAL LONG INVESTMENTS (Cost $44,662,498) - 93.97%			42,235,500
	Shares
SHORT INVESTMENTS - (0.21)%
COMMON STOCKS - (0.21)%
A/C HEATING & FRIDGE EQUIPMENT - (0.01)%
Carrier Global Corporation	(370)		(6,382)
AUTO PARTS & EQUIPMENT - (0.18)%
BorgWarner, Inc.	(3,284)		(80,032)
ELEVATOR & MOVING STAIRWAY - (0.02)%
Otis Worldwide Corporation	(185)		(9,250)
TOTAL COMMON STOCKS (Proceeds $95,001)			(95,664)
TOTAL SHORT INVESTMENTS (Proceeds $95,001) - (0.21)%			(95,664)
TOTAL NET INVESTMENTS (Cost $44,567,497) - 93.76%			42,139,836
OTHER LIABILITIES IN EXCESS OF ASSETS - 6.24%			2,804,605
TOTAL NET ASSETS - 100.00%			$44,944,441

ETF	- Exchange-Traded Fund
LIBOR	- London Interbank Offered Rate
plc	- Public Limited Company
REITs	- Real Estate Investment Trusts
(a)	Non-income producing security.
(b)	Foreign security.
(c)	The rate quoted is the annualized seven-day yield as of March 31, 2020.
(d)	Security fair valued by the Valuation Group in good faith in accordance with the policies adopted by the Board of Trustees.
(e)	All or a portion of the shares have been committed as collateral for open securities sold short, written option contracts, swap contracts, and forward currency exchange contracts.
(f)	Level 2 Security. Please see footnote (l) on the Schedule of Investments for more information.
(g)	Level 3 Security. Please see footnote (l) on the Schedule of Investments for more information.
(h)
Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutional buyers. As of March 31, 2020, these securities represent 3.38% of total net assets.

(i)	The coupon rate shown on variable rate securities represents the rate as of March 31, 2020.
(j)	This security is held in connection with a written option contract.
(k)	The rate shown represents yield to maturity.
(l)	Investment Valuation
The following is a summary of the Fund’s pricing procedures. It is intended to be a general discussion and may not necessarily reflect all pricing procedures followed by the Fund.

Equity securities, including common and preferred stocks, closed-end funds and ETFs, that trade on an exchange will typically be valued based on the last reported sale price. Securities listed on NASDAQ are typically valued using the NASDAQ Official Closing Price. The securities valued using quoted prices in active markets are classified as Level 1 investments. If, on a particular day, an exchange-listed security does not trade, then the mean between the closing bid and asked prices will typically be used to value the security. These securities are classified as Level 2 investments. Fixed income securities having a maturity of greater than 60 days are  typically valued based on evaluations provided by an independent pricing vendor. Investments in United States government securities (other than short-term  securities) are valued at the mean between the 4:00 p.m. New York time bid and asked prices supplied by a third party vendor. Short-term fixed-income securities having a maturity of less than 60 days are valued at market quotations or based on valuations supplied by a third party pricing service. If a reliable price from a  third party pricing service is unavailable, amortized cost may be used if it is determined that the instrument’s amortized cost value represents approximately the fair value of the security. These securities are classified as Level 2 investments.

Investments in Special Purpose Acquisition Companies, including their related units, shares, rights and warrants (each a “SPAC interest”), will typically be valued by reference to the last reported transaction for the composite exchange. These securities are classified as Level 1 investments. If, on a particular day, no reliable market transaction is readily available and reported for the composite exchange, then the mean between the closing bid and asked prices on the composite exchange will be used to value the SPAC interest, or the SPAC interest will be fair valued in accordance with the Fund’s pricing procedures. These securities are classified as Level 2 investments.

Exchange-traded options are typically valued at the higher of the intrinsic value of the option (i.e., what a Fund would pay or can receive upon the option being exercised) or the last reported composite sale price when such sale falls between the bid and asked prices. Notwithstanding the above, options that trade principally on a European exchange are typically valued at the “settlement price” as reported by the exchange on which the option principally trades. If the settlement price for a European exchange-traded option is unreliable or unavailable, the option will generally be valued at the last reported sale price. When the last sale of an exchange-traded option is outside the bid and asked prices, the Fund will typically value the option at the higher of the intrinsic value of the option or the mean between the highest end of day option bid price and the lowest end of day option ask price. On the stipulated expiration date, expiring options will be priced at intrinsic value. Options for which there is an active market are classified as Level 1 investments, but options not listed on an exchange and/or are fair valued in accordance with the Fund’s pricing procedures are classified as Level 2 investments.

Investments in registered open-end investment companies, including Money Market Funds, are typically valued at their reported net asset value (“NAV”) per share. These securities are generally classified as Level 1 investments.

Forward currency contracts are valued daily at the prevailing forward exchange rate. These securities are generally classified as Level 2.

In general, swap prices are determined using the same methods as would be used to price the underlying security. When the underlying security is the subject of a completed corporate reorganization for which the final deal terms are known, the swap is priced at the value of the consideration to be received by the Fund. The credit quality of counterparties and collateral is monitored and the valuation of a swap may be adjusted if it is believed that the credit quality of the counterparty or collateral affects the market value of the swap position. These securities are generally classified as Level 2 investments.

The Fund typically fair values securities and assets for which (a) market quotations are not readily available or (b) market quotations are believed to be unrepresentative of market value. For example, the Fund may fair value a security that primarily trades on an exchange that closes before the New York Stock Exchange (“NYSE”) if a significant event occurs after the close of the exchange on which the security primarily trades but before the NYSE closes. Fair valuations are determined in good faith by the Valuation Group (the “Valuation Group”), a committee comprised of persons who are officers of the Trust or representatives of the Adviser, acting pursuant to procedures adopted by the Board. When fair value pricing is employed, the prices of securities used by the Fund to calculate its NAV may differ from quoted or published prices for the same securities. In addition, due to the subjective nature of fair value pricing, it is possible that the value determined for a particular asset may be materially different from the value realized upon such asset’s sale. These securities are generally classified as
Level 2 or 3 depending on the inputs as described below.

The Fund has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 — Quoted prices in active markets for identical securities.
Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 — Significant unobservable inputs are those inputs that reflect the applicable Fund’s own assumptions that market participants would use to price the asset or liability based on the best available information.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following tables provide the fair value measurements of applicable Fund assets and liabilities by level within the fair value hierarchy for the Fund as of March 31, 2020. These assets and liabilities are measured on a recurring basis.

Investments at Fair Value	Level 1	Level 2	Level 3	Total
Assets
Common Stocks*	$24,369,416	$861,953	$-	$25,231,369
Special Purpose Acquisition Companies	3,221,725	666,686	-	3,888,411
Contingent Value Rights	-	-	50,348	50,348
Rights	26,391	-	-	26,391
Warrants	46,826	14,976	-	61,802
Bank Loans	-	1,163,414	-	1,163,414
Convertible Bonds	-	487,230	-	487,230
Corporate Bonds	-	1,778,272	-	1,778,272
Purchased Option Contracts	477,878	-	-	477,878
Escrow Notes	-	2,233,903	1,280	2,235,183
Short-Term Investments	3,405,772	3,429,430	-	6,835,202
Forward Currency Exchange Contracts**	-	80,482	-	80,482
Swap Contracts**	-	1,019,196	-	1,019,196
Total	$31,548,008	$11,735,542	$51,628	$43,335,178

Liabilities
Short Common Stocks*	$(95,664)	$-	$-	$(95,664)
Written Option Contracts	(118,892)	-	-	(118,892)
Swap Contracts**	-	(351,590)	-	(351,590)
Total	$(214,556)	$(351,590)	$-	$(566,146)

* Please refer to the Schedules of Investments to view long/short common stocks segregated by industry type.
** Swap contracts and forward currency exchange contracts are valued at the net unrealized appreciation (depreciation) on the instrument by counterparty.

The Level 2 securities are priced using inputs such as current yields, discount rates, credit quality, yields on comparable securities, trading volume, maturity date, market bid and asked prices, prices on comparable securities and other significant inputs. Level 3 securities are valued by using broker quotes or such other pricing sources or data as are permitted by the Fund’s pricing procedures. At March 31, 2020, the value of these securities was $51,628. The inputs for these securities are not readily available or cannot be reasonably estimated and are generally those inputs as described in footnote (l). The appropriateness of fair values for these securities is monitored by the Valuation Group on an ongoing basis.

During the period ended March 31, 2020, the value of securities transferred out of Level 2 and into Level 3 was $50,554. These securities were transferred out of Level 2 and into Level 3 due to decreased market activity and the availability of broker valuations.

Level 3 Reconciliation Disclosure

Description	Contingent Value Rights	Escrow Notes	Total Investment
Balance as of December 31, 2019	$-	$1,764	$1,764
Purchases on Investments	-	-	-
(Sales) of Investments	-	-	-
Realized (Gain) Loss	-	-	-
Transfers Into Level 3	50,348	206	50,554
(Transfer Out) of Level 3	-	-	-
Change in Unrealized Appreciation (Depreciation)	-	(690)	(690)
Balance as of March 31, 2020	$50,348	$1,280	$51,628

Change in unrealized appreciation (depreciation) during the period for Level 3 investments held at March 31, 2020.	$20,575	$(690)	$19,885

The realized and unrealized gains and losses from Level 3 transactions are included with the net realized gain (loss) on investments and net change in unrealized appreciation (depreciation) on investments on the Statement of Operations, respectively. The net change in unrealized depreciation on investments related to Level 3 securities held by the Fund at March 31, 2020 totals $(690).

Significant unobservable valuation inputs monitored by the Valuation Group under the supervision of the Board of Trustees for restricted securities or material Level 3 investments as of March 31, 2020 are as follows:

Description	Fair Value at March 31, 2020		Valuation Technique	Unobservable Input

Escrow Note	$-	*	Projected Final Distribution**	Discount of Projected Distribution

* Amount less than $0.50.
** The Level 3 security was received through a corporate action. The security is being kept open due to the potential of an additional distribution. Based on an evaluation of the likelihood of an additional distribution, the security is being priced at zero.

The table above does not include certain Level 3 investments that are valued by brokers. At March 31, 2020, the value of these securities was $51,628. The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in footnote (l).

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (”Fund Services”).

The Merger Fund VL
SCHEDULE OF INVESTMENTS
Open Written Options
March 31, 2020 (Unaudited)

	Contracts (100 shares per contract)	Notional Amount	Value
WRITTEN CALL OPTIONS
BorgWarner, Inc.
Expiration: May 2020, Exercise Price: $30.00	(13)	$(31,681)	$(747)
DuPont de Nemours, Inc.
Expiration: June 2020, Exercise Price: $45.00	(22)	(75,020)	(1,804)
Fitbit, Inc. Class A
Expiration: May 2020, Exercise Price: $8.00	(4)	(2,664)	(8)
IAC/InterActiveCorp
Expiration: April 2020, Exercise Price: $200.00	(4)	(71,692)	(1,240)
Expiration: April 2020, Exercise Price: $210.00	(4)	(71,692)	(800)
Expiration: April 2020, Exercise Price: $220.00	(16)	(286,768)	(1,400)
Industrial Select Sector SPDR Fund
Expiration: April 2020, Exercise Price: $60.00	(18)	(106,218)	(4,068)
Marathon Petroleum Corporation
Expiration: April 2020, Exercise Price: $47.50	(27)	(63,774)	(81)
Expiration: April 2020, Exercise Price: $52.50	(56)	(132,272)	(336)
Masco Corporation
Expiration: April 2020, Exercise Price: $42.00	(55)	(190,135)	(688)
Expiration: April 2020, Exercise Price: $45.00	(148)	(511,636)	(148)
Mellanox Technologies Ltd.
Expiration: June 2020, Exercise Price: $125.00	(9)	(109,188)	(450)
SPDR S&P 500 ETF Trust
Expiration: April 2020, Exercise Price: $265.00	(6)	(154,650)	(3,594)
Expiration: April 2020, Exercise Price: $270.00	(12)	(309,300)	(4,668)
Expiration: April 2020, Exercise Price: $275.00	(9)	(231,975)	(2,052)
Taubman Centers, Inc.
Expiration: June 2020, Exercise Price: $55.00	(14)	(58,632)	(70)
T-Mobile USA, Inc.
Expiration: April 2020, Exercise Price: $80.00	(21)	(176,190)	(11,393)
Expiration: April 2020, Exercise Price: $85.00	(36)	(302,040)	(10,440)
Expiration: April 2020, Exercise Price: $90.00	(51)	(427,890)	(5,253)
Expiration: May 2020, Exercise Price: $82.50	(10)	(83,900)	(6,300)
Expiration: May 2020, Exercise Price: $87.50	(46)	(385,940)	(19,412)
VanEck Vectors Semiconductor ETF
Expiration: April 2020, Exercise Price: $125.00	(16)	(187,424)	(3,400)
XPO Logistics, Inc.
Expiration: May 2020, Exercise Price: $45.00	(28)	(136,500)	(23,240)
Expiration: May 2020, Exercise Price: $82.50	(53)	(258,375)	(265)
			(101,857)
WRITTEN PUT OPTIONS
Industrial Select Sector SPDR Fund
Expiration: April 2020, Exercise Price: $45.00	(24)	(141,624)	(648)
Expiration: April 2020, Exercise Price: $50.00	(30)	(177,030)	(2,130)

Expiration: May 2020, Exercise Price: $45.00	(24)	(141,624)	(2,136)
Materials Select Sector SPDR Fund
Expiration: April 2020, Exercise Price: $33.00	(56)	(252,224)	(924)
SPDR S&P 500 ETF Trust
Expiration: April 2020, Exercise Price: $190.00	(46)	(1,185,650)	(3,772)
VanEck Vectors Semiconductor ETF
Expiration: April 2020, Exercise Price: $100.00	(55)	(644,270)	(7,425)
			(17,035)
TOTAL WRITTEN OPTIONS
(Premiums received $549,167)			$(118,892)

ETF - Exchange-Traded Fund

The Merger Fund VL
SCHEDULE OF INVESTMENTS
Forward Currency Exchange Contracts
March 31, 2020 (Unaudited)
									Unrealized
Settlement					USD Value at			USD Value at	Appreciation
Date		Counterparty	Currency to be Delivered		March 31, 2020	Currency to be Received		March 31, 2020	(Depreciation)*
3/17/2021		JPM	1,716,956	EUR	$ 1,915,283	1,938,505	USD	$ 1,938,505	$ 23,222
3/17/2021		GS	67,704	EUR	75,524	73,922	USD	73,922	(1,602)
3/17/2021		JPM	3,283	USD	3,283	3,023	EUR	3,372	89
4/22/2020		JPM	322,031	EUR	355,478	361,645	USD	361,645	6,167
4/22/2020		JPM	237,218	USD	237,218	214,611	EUR	236,901	(317)
4/23/2020		JPM	89,012	EUR	98,261	95,693	USD	95,693	(2,568)
4/27/2020		JPM	1,794,014	EUR	1,980,789	2,007,029	USD	2,007,029	26,240
4/27/2020		GS	29,684	EUR	32,775	33,236	USD	33,236	461
5/20/2020		GS	26,044	EUR	28,780	29,319	USD	29,319	539
5/20/2020		JPM	137,606	EUR	152,066	153,670	USD	153,670	1,604
6/15/2020		GS	397,453	EUR	439,640	443,402	USD	443,402	3,762
7/8/2020		JPM	193,749	EUR	214,480	215,884	USD	215,884	1,404
5/7/2020		JPM	1,084,061	HKD	139,808	139,258	USD	139,258	(550)
5/7/2020		GS	1,084,061	HKD	139,808	139,250	USD	139,250	(558)
5/7/2020		JPM	278,679	USD	278,679	2,168,122	HKD	279,616	937
7/22/2020		JPM	24,036	HKD	3,099	3,096	USD	3,096	(3)
5/11/2020		JPM	123,546,920	JPY	1,151,309	1,159,576	USD	1,159,576	8,267
5/12/2020		JPM	15,316,001	JPY	142,731	142,008	USD	142,008	(723)
5/12/2020		JPM	73,309	USD	73,309	8,013,600	JPY	74,679	1,370
6/22/2020		JPM	37,925,830	JPY	353,972	354,490	USD	354,490	518
6/26/2020		JPM	27,042,950	JPY	252,439	246,053	USD	246,053	(6,386)
6/4/2020		JPM	363,755	NZD	216,941	235,550	USD	235,550	18,609
					$ 8,285,672			$ 8,366,154	$ 80,482

EUR	-	Euro
GS	-	Goldman Sachs & Co.
HKD	-	Hong Kong Dollar
JPM	-	JPMorgan Chase & Co, Inc.
JPY	-	Japanese Yen
NZD	-	New Zealand Dollar
USD	-	U.S. Dollar
*	Net unrealized appreciation (depreciation) is a receivable (payable).

The Merger Fund VL
SCHEDULE OF INVESTMENTS
Open Swap Contracts
March 31, 2020 (Unaudited)

			Pay/Receive on						Unrealized
Counterparty	Security	Termination Date	Financing Rate	Financing Rate	Payment Frequency	Shares	Notional Amount		Appreciation (Depreciation)*
LONG TOTAL RETURN SWAP CONTRACTS
BAML	Allergan plc	2/7/2021	Pay	0.750% +1 Month U.S. LIBOR	Monthly	16,656	$ 3,244,741		$(301,504)
BAML	Altran Technologies S.A.	3/27/2021	Pay	0.350% +1 Month U.S. LIBOR	Monthly	7,403	119,188		2,449
GS	Bolsas y Mercados Espanoles	11/19/2020	Pay	0.500% +1 Month U.S. LIBOR	Monthly	3,169	123,793		(8,301)
JPM	Bolsas y Mercados Espanoles	12/20/2020	Pay	0.400% +3 Month U.S. LIBOR	Quarterly	1,667	63,898		(3,150)
BAML	Bristol-Myers Squibb Company	11/21/2020	Pay	0.000%(1)	Monthly	5,135	-	(1)	19,513
BAML	Faurecia S.E.	11/14/2020	Pay	0.423% +1 Month U.S. LIBOR	Monthly	1,052	51,668		(20,089)
BAML	Fiat Chrysler Automobiles N.V.	11/14/2020	Pay	0.423% +1 Month U.S. LIBOR	Monthly	25,559	361,320		(176,733)
GS	GrandVision N.V.	1/7/2021	Pay	0.500% +1 Month U.S. LIBOR	Monthly	13,985	420,230		(35,691)
BAML	Hitachi Chemical Company Ltd.	12/23/2020	Pay	0.500% +1 Month U.S. LIBOR	Monthly	2,677	112,018		2,201
JPM	Hitachi Chemical Company Ltd.	12/30/2020	Pay	0.400% +3 Month U.S. LIBOR	Quarterly	24,007	1,025,663		(1,324)
JPM	Innogy S.E.	6/6/2020	Pay	0.400% +3 Month U.S. LIBOR	Quarterly	2,335	110,805		155
JPM	Keihin Corporation	3/12/2021	Pay	0.400% +3 Month U.S. LIBOR	Quarterly	4,824	111,998		1,243
JPM	Line Corporation	11/20/2020	Pay	0.400% +3 Month U.S. LIBOR	Quarterly	5,107	242,675		4,648
JPM	Metlifecare Ltd.	1/21/2021	Pay	0.400% +3 Month U.S. LIBOR	Quarterly	51,965	231,076		(113,328)
JPM	Nissin Kogyo Company Ltd.	3/12/2021	Pay	0.400% +3 Month U.S. LIBOR	Quarterly	5,646	113,327		2,364
JPM	Osram Licht AG	12/6/2020	Pay	0.400% +3 Month U.S. LIBOR	Quarterly	38,445	1,690,174		19,797
BAML	Osram Licht AG	12/16/2020	Pay	0.350% +1 Month U.S. LIBOR	Monthly	1,081	48,914		(899)
GS	Osram Licht AG	12/17/2020	Pay	0.500% +1 Month U.S. LIBOR	Monthly	5,084	230,175		(4,030)
JPM	Qiagen N.V.	3/3/2021	Pay	0.400% +3 Month U.S. LIBOR	Quarterly	44,258	1,822,377		17,997
JPM	RIB Software S.E.	2/24/2021	Pay	0.400% +3 Month U.S. LIBOR	Quarterly	6,681	211,930		(1,597)
JPM	SHOWA Corporation	3/12/2021	Pay	0.400% +3 Month U.S. LIBOR	Quarterly	5,513	113,757		1,664
JPM	The Stars Group, Inc.	4/5/2021	Pay	0.400% + 3 Month U.S. LIBOR	Quarterly	17,455	356,955		-
JPM	Unizo Holdings Company Ltd.	11/25/2020	Pay	0.400% +3 Month U.S. LIBOR	Quarterly	1,304	59,857		12,512
JPM	Wheelock and Company Ltd.	3/18/2021	Pay	0.400% +3 Month U.S. LIBOR	Quarterly	2,003	13,386		281

SHORT TOTAL RETURN SWAP CONTRACTS
BAML	AbbVie, Inc.	10/4/2020	Receive	(0.236)% +1 Month U.S. LIBOR	Monthly	(15,507)	(1,201,892)	21,654
JPM	American Airlines Group, Inc.	2/25/2021	Receive	(0.600)% +3 Month U.S. LIBOR	Quarterly	(70)	(1,618)	765
GS	Aon plc	3/19/2021	Receive	(0.350)% + U.S. Federal Funds	Monthly	(5,744)	(887,521)	(60,524)
GS	BorgWarner, Inc.	2/14/2021	Receive	(0.350)% + U.S. Federal Funds	Monthly	(9,051)	(271,139)	50,551
GS	The Charles Schwab Corporation	12/5/2020	Receive	(0.350)% + U.S. Federal Funds	Monthly	(37,375)	(1,649,726)	393,173
JPM	Digital Realty Trust, Inc.	12/10/2020	Receive	(0.600)% +3 Month U.S. LIBOR	Quarterly	(410)	(48,212)	(8,737)
GS	Eldorado Resorts, Inc.	12/20/2020	Receive	(0.312)% + U.S. Federal Funds	Monthly	(7,634)	(414,393)	304,469
GS	Fidelity National Financial, Inc.	3/13/2021	Receive	(0.350)% + U.S. Federal Funds	Monthly	(2,422)	(69,232)	8,970
GS	First Horizon National Corporation	3/19/2021	Receive	(0.350)% + U.S. Federal Funds	Monthly	(17,855)	(145,743)	1,824
GS	Flutter Entertainment	10/2/2020	Receive	(0.350)% + U.S. Federal Funds	Monthly	(9,744)	(990,781)	105,464
JPM	Flutter Entertainment	10/22/2020	Receive	(0.476)% +3 Month U.S. LIBOR	Quarterly	(3,939)	(388,445)	30,634
GS	International Flavors & Fragrances, Inc.	3/17/2021	Pay	(2.126)% + U.S. Federal Funds	Monthly	(2,812)	(307,858)	20,743
GS	Morgan Stanley	2/28/2021	Receive	(0.350)% + U.S. Federal Funds	Monthly	(35,994)	(1,466,309)	242,446
BAML	Peugeot S.A.	11/14/2020	Receive	(0.350)% +1 Month U.S. LIBOR	Monthly	(14,567)	(331,280)	136,200
GS	Raytheon Company	3/19/2021	Receive	(0.350)% + U.S. Federal Funds	Monthly	(4,414)	(579,023)	102
BAML	WESCO International, Inc.	2/20/2021	Receive	(0.400)% +1 Month U.S. LIBOR	Monthly	(845)	(21,337)	2,033
JPM	The Wharf Holdings Ltd.	3/18/2021	Pay	(3.000)% +3 Month U.S. LIBOR	Quarterly	(2,003)	(3,346)	(204)
JPM	Wharf Real Estate Investment Company Ltd.	3/18/2021	Pay	(2.750)% +3 Month U.S. LIBOR	Quarterly	(2,003)	(8,107)	(135)
								$ 667,606

BAML	- Bank of America Merrill Lynch & Co., Inc.
GS	- Goldman Sachs & Co.
JPM	- JPMorgan Chase & Co., Inc.
LIBOR	- London Interbank Offered Rate
plc	- Public Limited Company
U.S. Federal Funds	- U.S. Federal Funds Effective Rate
*	Based on the net swap value held at each counterparty, unrealized appreciation (depreciation) is a receivable (payable).
(1)	Security held is the direct result of a corporate action. There is no associated financing rate and the security is held with a zero cost basis.